Condensed Consolidating Financial Information (Condensed Consolidating Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 10,300		$ 9,041	$ 7,029	$ 10,895
Other current assets	432,979		626,992
Total current assets	443,279		636,033
Fixed assets, at cost	5,440,858		5,601,015
Less: Accumulated depreciation	(1,023,825)		(734,986)
Net fixed assets	4,417,033		4,866,029
Mineral Leaseholds, net of accumulated depletion	560,481		564,506
Goodwill	301,959		325,046
Other assets, net	401,234		364,317
Advances to affiliates	0		0
Equity investees	355,085		381,550
Investments in subsidiaries	0		0
TOTAL ASSETS	6,479,071		7,137,481	5,702,592
LIABILITIES AND CAPITAL
Current liabilities	332,834		456,264
Senior secured credit facility	970,100		1,099,200
Senior unsecured notes, net of debt issuance costs	2,462,363		2,598,918
Deferred tax liabilities	12,576		11,913
Advances from affiliates	0		0
Other liabilities	259,198	$ 276,435	256,571
Total liabilities	4,037,071		4,422,866
Mezzanine Capital:
Class A Convertible Preferred Units	761,466		697,151
Partners’ capital, common units	1,690,799	$ 2,022,597	2,026,147
Accumulated other comprehensive income (loss)	939		(604)
Noncontrolling interests	(11,204)		(8,079)
TOTAL LIABILITIES, MEZZANINE CAPITAL AND PARTNERS’ CAPITAL	6,479,071		7,137,481
Reportable Legal Entities | Genesis Energy Finance Corporation (Co-Issuer)
ASSETS
Cash and cash equivalents	0		0	0	0
Other current assets	0		0
Total current assets	0		0
Fixed assets, at cost	0		0
Less: Accumulated depreciation	0		0
Net fixed assets	0		0
Mineral Leaseholds, net of accumulated depletion	0		0
Goodwill	0		0
Other assets, net	0		0
Advances to affiliates	0		0
Equity investees	0		0
Investments in subsidiaries	0		0
TOTAL ASSETS	0		0
LIABILITIES AND CAPITAL
Current liabilities	0		0
Senior secured credit facility	0		0
Senior unsecured notes, net of debt issuance costs	0		0
Deferred tax liabilities	0		0
Advances from affiliates	0		0
Other liabilities	0		0
Total liabilities	0		0
Mezzanine Capital:
Class A Convertible Preferred Units	0		0
Partners’ capital, common units	0		0
Accumulated other comprehensive income (loss)	0		0
Noncontrolling interests	0		0
TOTAL LIABILITIES, MEZZANINE CAPITAL AND PARTNERS’ CAPITAL	0		0
Reportable Legal Entities | Genesis Energy, L.P. (Parent and Co-Issuer)
ASSETS
Cash and cash equivalents	6		6	6	6
Other current assets	50		50
Total current assets	56		56
Fixed assets, at cost	0		0
Less: Accumulated depreciation	0		0
Net fixed assets	0		0
Mineral Leaseholds, net of accumulated depletion	0		0
Goodwill	0		0
Other assets, net	10,776		14,083
Advances to affiliates	3,305,568		3,808,712
Equity investees	0		0
Investments in subsidiaries	2,648,510		2,689,861
TOTAL ASSETS	5,964,910		6,512,712
LIABILITIES AND CAPITAL
Current liabilities	39,342		46,086
Senior secured credit facility	970,100		1,099,200
Senior unsecured notes, net of debt issuance costs	2,462,363		2,598,918
Deferred tax liabilities	0		0
Advances from affiliates	0		0
Other liabilities	40,840		45,210
Total liabilities	3,512,645		3,789,414
Mezzanine Capital:
Class A Convertible Preferred Units	761,466		697,151
Partners’ capital, common units	1,690,799		2,026,147
Accumulated other comprehensive income (loss)	0		0
Noncontrolling interests	0		0
TOTAL LIABILITIES, MEZZANINE CAPITAL AND PARTNERS’ CAPITAL	5,964,910		6,512,712
Reportable Legal Entities | Guarantor Subsidiaries
ASSETS
Cash and cash equivalents	4,924		5,230	6,360	8,288
Other current assets	229,411		407,821
Total current assets	234,335		413,051
Fixed assets, at cost	4,602,164		4,832,639
Less: Accumulated depreciation	(926,830)		(692,193)
Net fixed assets	3,675,334		4,140,446
Mineral Leaseholds, net of accumulated depletion	0		0
Goodwill	301,959		325,046
Other assets, net	435,540		372,201
Advances to affiliates	0		0
Equity investees	355,085		381,550
Investments in subsidiaries	1,413,334		1,431,550
TOTAL ASSETS	6,415,587		7,063,844
LIABILITIES AND CAPITAL
Current liabilities	177,104		307,673
Senior secured credit facility	0		0
Senior unsecured notes, net of debt issuance costs	0		0
Deferred tax liabilities	12,576		11,913
Advances from affiliates	3,411,515		3,894,627
Other liabilities	174,249		166,705
Total liabilities	3,775,444		4,380,918
Mezzanine Capital:
Class A Convertible Preferred Units	0		0
Partners’ capital, common units	2,640,143		2,682,926
Accumulated other comprehensive income (loss)	0		0
Noncontrolling interests	0		0
TOTAL LIABILITIES, MEZZANINE CAPITAL AND PARTNERS’ CAPITAL	6,415,587		7,063,844
Reportable Legal Entities | Non-Guarantor Subsidiaries
ASSETS
Cash and cash equivalents	5,370		3,805	663	2,601
Other current assets	203,683		219,177
Total current assets	209,053		222,982
Fixed assets, at cost	838,694		768,376
Less: Accumulated depreciation	(96,995)		(42,793)
Net fixed assets	741,699		725,583
Mineral Leaseholds, net of accumulated depletion	560,481		564,506
Goodwill	0		0
Other assets, net	122,538		132,470
Advances to affiliates	105,917		86,023
Equity investees	0		0
Investments in subsidiaries	0		0
TOTAL ASSETS	1,739,688		1,731,564
LIABILITIES AND CAPITAL
Current liabilities	116,498		102,761
Senior secured credit facility	0		0
Senior unsecured notes, net of debt issuance costs	0		0
Deferred tax liabilities	0		0
Advances from affiliates	0		0
Other liabilities	211,590		198,946
Total liabilities	328,088		301,707
Mezzanine Capital:
Class A Convertible Preferred Units	0		0
Partners’ capital, common units	1,421,865		1,438,540
Accumulated other comprehensive income (loss)	939		(604)
Noncontrolling interests	(11,204)		(8,079)
TOTAL LIABILITIES, MEZZANINE CAPITAL AND PARTNERS’ CAPITAL	1,739,688		1,731,564
Eliminations
ASSETS
Cash and cash equivalents	0		0	$ 0	$ 0
Other current assets	(165)		(56)
Total current assets	(165)		(56)
Fixed assets, at cost	0		0
Less: Accumulated depreciation	0		0
Net fixed assets	0		0
Mineral Leaseholds, net of accumulated depletion	0		0
Goodwill	0		0
Other assets, net	(167,620)		(154,437)
Advances to affiliates	(3,411,485)		(3,894,735)
Equity investees	0		0
Investments in subsidiaries	(4,061,844)		(4,121,411)
TOTAL ASSETS	(7,641,114)		(8,170,639)
LIABILITIES AND CAPITAL
Current liabilities	(110)		(256)
Senior secured credit facility	0		0
Senior unsecured notes, net of debt issuance costs	0		0
Deferred tax liabilities	0		0
Advances from affiliates	(3,411,515)		(3,894,627)
Other liabilities	(167,481)		(154,290)
Total liabilities	(3,579,106)		(4,049,173)
Mezzanine Capital:
Class A Convertible Preferred Units	0		0
Partners’ capital, common units	(4,062,008)		(4,121,466)
Accumulated other comprehensive income (loss)	0		0
Noncontrolling interests	0		0
TOTAL LIABILITIES, MEZZANINE CAPITAL AND PARTNERS’ CAPITAL	$ (7,641,114)		$ (8,170,639)